Related Parties - Schedule of Amount Owed to Related Parties (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Amounts owed to and due from related parties	$ 60,180		$ 665
Alexander Bafer, Former Executive Chairman [Member]
Amounts owed to and due from related parties	256		20
John Textor, Former Chief Executive Officer and Affiliated Companies [Member]
Amounts owed to and due from related parties	264		592
Other [Member]
Amounts owed to and due from related parties	$ 9		53
FaceBank Group, Inc Pre-Merger [Member]
Amounts owed to and due from related parties		$ 305	665
FaceBank Group, Inc Pre-Merger [Member] | Alexander Bafer, Former Executive Chairman [Member]
Amounts owed to and due from related parties		20	20
FaceBank Group, Inc Pre-Merger [Member] | John Textor, Former Chief Executive Officer and Affiliated Companies [Member]
Amounts owed to and due from related parties		292	592
FaceBank Group, Inc Pre-Merger [Member] | Other [Member]
Amounts owed to and due from related parties		$ (7)	$ 53